Commitments and Contingencies - Schedule of Future Minimum Contractual Charter Revenues (Details) $ in Thousands	Dec. 31, 2016 USD ($)
Operating Leases Future Minimum Payments Receivable [Abstract]
2017	$ 4,846
Total	$ 4,846